ACCOUNTS RECEIVABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total accounts receivable	$ 857,000	$ 2,636,000
Open World Ltd. [Member]
Accounts receivable - crypto assets	1,211,696	13,463,445
Accounts receivable - other	54,527	471,168
Total accounts receivable	$ 1,266,223	$ 13,934,613	$ 2,395,177